6. CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents Tables
Cash and cash equivalent balance
	At December 31	At December 31
(in thousands)	2017	2016

Cash	$2,166	$5,159
Cash in MLJV and MWJV	728	1,160
Cash equivalents	4	5,519
	$2,898	$11,838